Foreign Operations	3 Months Ended
Mar. 31, 2024
Foreign Operations [Abstract]
FOREIGN OPERATIONS

NOTE 5 — FOREIGN OPERATIONS

The foreign subsidiary of the Company represented $23,463 and $24,132 of total assets, and $64,015 and $62,753 of total liabilities as of March 31, 2024 and December 31, 2023, respectively. Of the total assets, property and equipment totaled $8,170 and $14,500 as of March 31, 2024 and December 31, 2023, respectively. There were no revenues recognized by the foreign subsidiary for the three months ended March 31, 2024 and 2023. Total expenses incurred by the foreign subsidiary were $100,093 and $60,908 for the three months ended March 31, 2024 and 2023, respectively.